TAXES ON INCOME (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net operating loss carryforwards	$ 5,293	$ 5,938
Allowances, reserves and intangible assets	1,207	809
Deferred tax assets before valuation allowance	6,500	6,747
Less - valuation allowance	(1,154)	(888)
Deferred tax assets	5,346	5,859
Capitalized software costs	(1,723)	(1,772)
Deferred tax assets, net	$ 3,623	$ 4,087	$ 3,623